Note 11 - Finance Expenses and Income - Finance Costs (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Interest expense	R$ (1,431.8)	R$ (1,786.6)	R$ (1,514.3)
Net Interest on pension plans	(115.6)	(117.2)	(105.3)
Losses on hedging instruments	(2,540.2)	(1,919.3)	(1,286.0)
Interest on provision for disputes and litigation	(290.0)	(208.8)	(163.9)
Exchange variations	(453.9)	(706.4)	(637.2)
Interest and foreign exchange rate on loans to/from related parties	0.0	0.0	(41.5)
Financial instruments at fair value through profit or loss	0.0	(4.3)	(310.4)
Tax on financial transactions	(216.6)	(335.0)	(202.1)
Bank guarantee expenses	(174.9)	(188.0)	(136.2)
Other financial results	(195.9)	(164.9)	(172.1)
Total	(5,418.9)	(5,430.5)	(4,569.0)
Exceptional finance expense	(8.9)	0.0	(179.4)
Total	R$ (5,427.8)	R$ (5,430.5)	R$ (4,748.4)